Long Term Obligations (Details) (USD $)	0 Months Ended		3 Months Ended									6 Months Ended		12 Months Ended
	May 27, 2011	Dec. 07, 2010	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Long Term Obligations (Details) [Line Items]
Debt Instrument, Face Amount (in Dollars)			$ 15,275,000	$ 15,275,000				$ 15,275,000				$ 15,275,000		$ 15,275,000	$ 15,275,000
Fair Value Assumptions, Expected Term	3 years 6 months	5 years
Share Price (in Dollars per share)			$ 0.04	$ 0.03								$ 0.04		$ 0.03
Debt Issuance, Initial Cost		157,240
Proceeds from Sale Of Promissory Notes, Convertible Preferred Stock and Warrants, Gross	30,550,000
Proceeds from Issuance of Warrants	9,752,417
Derivative Liability (in Dollars)	11,495,163			102,695				655,219						102,695	655,219
Interest Expense, Other	2,255,074
Debt Instrument, Unamortized Discount	14,442,497		11,681,724	13,143,869				14,329,416				11,681,724		13,143,869	14,329,416
Deferred Finance Costs, Net	832,502
Derivative Liability, Fair Value, Amount Not Offset Against Collateral				1,656,367										1,656,367
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Period Increase (Decrease)												(478,481)	2,562,191	3,759,146	9,326,210
Derivative, Gain (Loss) on Derivative, Net			115,237	1,582,164	(385,209)	1,485,470	1,076,721	1,884,903	8,624,976	(1,619,723)	381,829	(478,480)	2,562,191	3,759,146	9,271,985
Operating Leases, Rent Expense														597,261	758,908
Proceeds from Issuance of Debt	30,550,000
Debt Issuance Cost	2,524,963
Proceeds from Convertible Debt	28,025,037
Increase (Decrease) in Derivative Liabilities (in Dollars)														(552,524)	(1,269,940)
Private Placement [Member] | Series A-2 Convertible Preferred Stock [Member]
Long Term Obligations (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)	2,679,824
Derivative Financial Instruments, Liabilities [Member]
Long Term Obligations (Details) [Line Items]
Share Price (in Dollars per share)						$ 0.07							$ 0.07
Derivative Liability (in Dollars)			439	274,928		401,921		1,931,295				439	401,921	274,928	1,931,295
Increase (Decrease) in Derivative Liabilities (in Dollars)												274,489	1,529,374
Convertible Preferred Stock [Member] | Series A2 Designated Convertible Preferred Stock [Member]
Long Term Obligations (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share)	$ 5.70
Convertible Preferred Stock, Shares Issued upon Conversion (in Shares)	10
Debt Instrument, Convertible, Number of Equity Instruments	2,679,824
Series A-1 [Member]
Long Term Obligations (Details) [Line Items]
Proceeds from Notes Payable	10,072,592
Proceeds from Issuance of Convertible Preferred Stock (in Dollars)	10,724,991
Loan and Security Agreement [Member]
Long Term Obligations (Details) [Line Items]
Debt Instrument, Face Amount (in Dollars)		2,000,000
Debt Instrument, Interest Rate, Stated Percentage		13.00%
Debt Instrument, Periodic Payment, number of periodic installments		30
Debt Conversion, Converted Instrument, Warrants or Options Issued (in Shares)		95,368
Fair Value Assumptions, Expected Term		4 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)		$ 1.468
Share Price (in Dollars per share)		$ 1.41
Fair Value Assumptions, Expected Volatility Rate		43.96%
Fair Value Assumptions, Expected Dividend Rate		0.00%
Fair Value Assumptions, Risk Free Interest Rate		1.305%
Warrants Not Settleable in Cash, Fair Value Disclosure		46,230
Provision for Termination Fees		95,000
Amortization of Financing Costs		298,470
Unamortized Debt Issuance Expense	222,275
Interest and Debt Expense	83,585
Debt Instrument, Maturity Date	May 27, 2011
Sale Of Convertible Promissory Notes [Member]
Long Term Obligations (Details) [Line Items]
Convertible Notes Payable	15,275,000
Debt Instrument, Convertible, Conversion Price (in Dollars per share)	$ 5.70
Convertible Preferred Stock, Shares Issued upon Conversion (in Shares)	10
Payments of Debt Issuance Costs	2,524,963
Proceeds from Sale Of Promissory notes, Convertible Preferred Stock and Warrants,Net Of Issuance Cost	28,025,037
Debt Instrument, Interest Rate at Period End	5.00%
Derivative liability [Member]
Long Term Obligations (Details) [Line Items]
Fair Value Assumptions, Expected Term	3 years 6 months			1 year 332 days				2 years 332 days
Share Price (in Dollars per share)	$ 0.68			$ 0.03				$ 0.16						$ 0.03	$ 0.16
Fair Value Assumptions, Expected Volatility Rate	64.31%			126.91%				82.82%
Fair Value Assumptions, Expected Dividend Rate	0.00%			0.00%				0.00%
Fair Value Assumptions, Risk Free Interest Rate	0.21%			0.13%				0.18%
Derivative Liability, Fair Value, Amount Not Offset Against Collateral				274,928				1,931,295						274,928	1,931,295
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Period Increase (Decrease)															(573,923)
Derivative, Gain (Loss) on Derivative, Net															8,989,945
Convertible Promissory Note [Member]
Long Term Obligations (Details) [Line Items]
Debt Instrument, Face Amount (in Dollars)	15,275,000
Debt Instrument, Interest Rate, Stated Percentage	5.00%
Debt Instrument, Unamortized Discount	$ 14,442,497
Debt Instrument, Convertible, Remaining Discount Amortization Period	3 years 6 months